Basis of preparation	12 Months Ended
Mar. 31, 2023
Basis of preparation
Basis of preparation

1. Basis of preparation

This section describes the critical accounting judgements and estimates that management has identified as having a potentially material impact on the Group’s consolidated financial statements and sets out our significant accounting policies that relate to the financial statements as a whole. Where an accounting policy is generally applicable to a specific note to the financial statements, the policy is described within that note. We have also detailed below the new accounting pronouncements that we will adopt in future years and our current view of the impact they will have on our financial reporting.

The consolidated financial statements are prepared in accordance with UK-adopted International Accounting Standards (‘IAS’), with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and with the requirements of the Companies Act 2006 (the ‘Act’). The consolidated financial statements are prepared on a going concern basis (see page 112).

Vodafone Group Plc is incorporated and domiciled in England and Wales (registration number 1833679). The registered address of the Company is Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, England.

IFRS requires the Directors to adopt accounting policies that are the most appropriate to the Group’s circumstances. These have been applied consistently to all the years presented, unless otherwise stated. In determining and applying accounting policies, Directors and management are required to make judgements and estimates in respect of items where the choice of specific policy, accounting judgement, estimate or assumption to be followed could materially affect the Group’s reported financial position, results or cash flows and disclosure of contingent assets or liabilities during the reporting period; it may later be determined that a different choice may have been more appropriate.

The Group’s critical accounting judgements and key sources of estimation uncertainty are detailed below. Actual outcomes could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period; they are recognised in the period of the revision and future periods if the revision affects both current and future periods.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be ‘critical estimates’ due to their potential to give rise to material adjustments in the Group’s financial statements in the year to 31 March 2024. As at 31 March 2023, management has identified critical judgements in respect of revenue recognition, lease accounting, valuing assets and liabilities acquired in business combinations, the accounting for tax disputes, the classification of joint arrangements, whether to recognise provisions or to disclose contingent liabilities, held for sale accounting and the impacts of climate change. In addition, management has identified critical accounting estimates in relation to the recovery of deferred tax assets, post employment benefits and impairment reviews; estimates have also been identified that are not considered to be critical in respect of the allocation of revenue to goods and services, the useful economic lives of finite lived intangible assets and property, plant and equipment.

The majority of the Group’s provisions are either long-term in nature (such as asset retirement obligations) or relate to shorter-term liabilities (such as those relating to restructuring and property) where there is not considered to be a significant risk of material adjustment in the next financial year. Critical judgements exercised in respect of tax disputes include cases in India and a tax dispute related to financing costs in the Netherlands.

These critical accounting judgements, estimates and related disclosures have been discussed with the Group’s Audit and Risk Committee.

Critical accounting judgements and key sources of estimation uncertainty

Revenue recognition

Revenue recognition under IFRS 15 necessitates the collation and processing of very large amounts of data and the use of management judgements and estimates to produce financial information. The most significant accounting judgements and source of estimation uncertainty are disclosed below.

1. Basis of preparation (continued)

Gross versus net presentation

If the Group has control of goods or services when they are delivered to a customer, then the Group is the principal in the sale to the customer; otherwise the Group is acting as an agent. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses (see note 2 ‘Revenue disaggregation and segmental analysis’) but do not impact reported assets, liabilities or cash flows. Scenarios requiring judgement to determine whether the Group is a principal or an agent include, for example, those where the Group delivers third-party branded software or services (such as premium music, TV content or cloud-based services) to customers and goods or those where services delivered to customers in partnership with a third-party.

Allocation of revenue to goods and services provided to customers

Revenue is recognised when goods and services are delivered to customers (see note 2 ‘Revenue disaggregation and segmental analysis’). Goods and services may be delivered to a customer at different times under the same contract, hence it is necessary to allocate the amount payable by the customer between goods and services on a ‘relative standalone selling price basis’; this requires the identification of performance obligations (‘obligations’) and the determination of standalone selling prices for the identified obligations. The determination of obligations is, for the primary goods and services sold by the Group, not considered to be a critical accounting judgement; the Group’s policy on identifying obligations is disclosed in note 2 ‘Revenue disaggregation and segmental analysis’. The determination of standalone selling prices for identified obligations is discussed below.

It is necessary to estimate the standalone price when the Group does not sell equivalent goods or services in similar circumstances on a standalone basis. When estimating the standalone price the Group maximises the use of external inputs; methods for estimating standalone prices include determining the standalone price of similar goods and services sold by the Group, observing the standalone prices for similar goods and services when sold by third parties or using a cost-plus reasonable margin approach (which is sometimes the case for devices and other equipment). Where it is not possible to reliably estimate standalone prices due to a lack of observable standalone sales or highly variable pricing, which is sometimes the case for services, the standalone price of an obligation may be determined as the transaction price less the standalone prices of other obligations in the contract. The standalone price determined for obligations materially impacts the allocation of revenue between obligations and impacts the timing of revenue when obligations are provided to customers at different times – for example, the allocation of revenue between devices, which are usually delivered up-front, and services which are typically delivered over the contract period. However, there is not considered to be a significant risk of material adjustment to the carrying value of contract-related assets or liabilities in the 12 months after the balance sheet date if these estimates were revised.

Lease accounting

Lease accounting under IFRS 16 is complex and necessitates the collation and processing of very large amounts of data and the increased use of management judgements and estimates to produce financial information. The most significant accounting judgements are disclosed below.

Lease identification

Whether the arrangement is considered a lease or a service contract depends on the analysis by management of both the legal form and substance of the arrangement between the Group and the counter-party to determine if control of an identified asset has been passed between the parties; if not, the arrangement is a service arrangement. Control exists if the Group obtains substantially all of the economic benefit from the use of the asset, and has the ability to direct its use, for a period of time. An identified asset exists where an agreement explicitly or implicitly identifies an asset or a physically distinct portion of an asset which the lessor has no substantive right to substitute.

The scenarios requiring the greatest judgement include those where the arrangement is for the use of fibre or other fixed telecommunication lines. Generally, where the Group has exclusive use of a physical line it is determined that the Group can also direct the use of the line and therefore leases will be recognised. Where the Group provides access to fibre or other fixed telecommunication lines to another operator on a wholesale basis the arrangement will generally be identified as a lease, whereas when the Group provides fixed line services to an end-user, generally control over such lines is not passed to the end-user and a lease is not identified.

1. Basis of preparation (continued)

The impact of determining whether an agreement is a lease or a service depends on whether the Group is a potential lessee or lessor in the arrangement and, where the Group is a lessor, whether the arrangement is classified as an operating or finance lease. The impacts for each scenario are described below where the Group is potentially:

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A lessee. The judgement impacts the nature and timing of both costs and reported assets and liabilities. A lease results in an asset and a liability being reported and depreciation and interest being recognised; the interest charge will decrease over the life of the lease. A service contract results in operating expenses being recognised evenly over the life of the contract and no assets or liabilities being recorded (other than trade payables, prepayments and accruals).

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An operating lessor. The judgement impacts the nature of income recognised. An operating lease results in lease income being recognised whilst a service contract results in service revenue. Both are recognised evenly over the life of the contract.

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A finance lessor. The judgement impacts the nature and timing of both income and reported assets. A finance lease results in the lease income being recognised at commencement of the lease and an asset (the net investment in the lease) being recorded.

Lease term

Where leases include additional optional periods after an initial lease term, significant judgement is required in determining whether these optional periods should be included when determining the lease term. The impact of this judgement is significantly greater where the Group is a lessee. As a lessee, optional periods are included in the lease term if the Group is reasonably certain it will exercise an extension option or will not exercise a termination option; this depends on an analysis by management of all relevant facts and circumstances including the leased asset’s nature and purpose, the economic and practical potential for replacing the asset and any plans that the Group has in place for the future use of the asset. Where a leased asset is highly customised (either when initially provided or as a result of leasehold improvements) or it is impractical or uneconomic to replace then the Group is more likely to judge that lease extension options are reasonably certain to be exercised. The value of the right-of-use asset and lease liability will be greater when extension options are included in the lease term. The normal approach adopted for lease term by asset class is described below.

The lease terms can vary significantly by type and use of asset and geography. In addition, the exact lease term is subject to the non-cancellable period and rights and options in each contract. Generally, lease terms are judged to be the longer of the minimum lease term and:

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Between 5 and 10 years for land and buildings (excluding retail), with terms at the top end of this range if the lease relates to assets that are considered to be difficult to exit sooner for economic, practical or reputational reasons;

-	To the next contractual lease break date for retail premises (excluding breaks within the next 12 months);
-	Where leases are used to provide internal connectivity the lease term for the connectivity is aligned to the lease term or useful economic life of the assets connected;
-	The customer service agreement length for leases of local loop connections or other assets required to provide fixed line services to individual customers; and
-

Where there are contractual agreements to provide services using leased assets, the lease term for these assets is generally set in accordance with the above principles or for the lease term required to provide the services for the agreed service period, if longer.

In most instances the Group has options to renew or extend leases for additional periods after the end of the lease term which are assessed using the criteria above.

Lease terms are reassessed if a significant event or change in circumstances occurs relating to the leased assets that is within the control of the Group; such changes usually relate to commercial agreements entered into by the Group, or business decisions made by the Group. Where such changes change the Group’s assessment of whether it is reasonably certain to exercise options to extend, or not terminate leases, then the lease term is reassessed and the lease liability is remeasured, which in most cases will increase the lease liability.

Taxation

The Group’s tax charge on ordinary activities is the sum of the total current and deferred tax charges. The calculation of the Group’s total tax charge involves estimation and judgement in respect of certain matters, being principally:

1. Basis of preparation (continued)

Recognition of deferred tax assets

Significant items on which the Group has exercised accounting estimation and judgement include the recognition of deferred tax assets in respect of losses in Luxembourg, Germany, Italy and Spain as well as capital allowances in the United Kingdom. The recognition of deferred tax assets, particularly in respect of tax losses, is based upon whether management judge that it is probable that there will be sufficient and suitable taxable profits in the relevant legal entity or tax group against which to utilise the assets in the future. The Group assesses the availability of future taxable profits using the same undiscounted five year forecasts for the Group’s operations as are used in the Group’s value in use calculations (see note 4 ‘Impairment losses’). In the case of Luxembourg, this includes forecasts of future income from the Group’s internal financing, centralised procurement and roaming activities.

Where tax losses are forecast to be recovered beyond the five year period, the availability of taxable profits is assessed using the cash flows and long-term growth rates used for the value in use calculations.

The estimated cash flows inherent in these forecasts include the unsystematic risks of operating in the telecommunications business including the potential impacts of changes in the market structure, trends in customer pricing, the costs associated with the acquisition and retention of customers, future technological evolutions and potential regulatory changes, such as our ability to acquire and/or renew spectrum licences.

Changes in the estimates which underpin the Group’s forecasts could have an impact on the amount of future taxable profits and could have a significant impact on the period over which the deferred tax asset would be recovered.

The Group only considers substantively enacted tax laws when assessing the amount and availability of tax losses to offset against the future taxable profits. See note 6 ‘Taxation’ to the consolidated financial statements.

See additional commentary relating to climate change below.

Uncertain tax positions

The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Group uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The most significant judgements in this area relate to the Group’s tax disputes in India and a tax dispute related to financing costs in the Netherlands. Further details of tax disputes are included in note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

Business combinations and goodwill

When the Group completes a business combination, the fair values of the identifiable assets and liabilities acquired, including intangible assets, are recognised. The determination of the fair values of acquired assets and liabilities is based, to a considerable extent, on management’s judgement. If the purchase consideration exceeds the fair value of the net assets acquired then the incremental amount paid is recognised as goodwill. If the purchase price consideration is lower than the fair value of the assets acquired then the difference is recorded as a gain in the income statement.

Allocation of the purchase price between finite lived assets (discussed below) and indefinite lived assets such as goodwill affects the subsequent results of the Group as finite lived intangible assets are amortised, whereas indefinite lived intangible assets, including goodwill, are not amortised.

See note 27 ‘Acquisitions and disposals’ to the consolidated financial statements for further details.

Joint arrangements

The Group participates in a number of joint arrangements where control of the arrangement is shared with one or more other parties. Judgement is required to classify joint arrangements in a separate legal entity as either a joint operation or as a joint venture, which depends on management’s assessment of the legal form and substance of the arrangement taking into account relevant facts and circumstances such as whether the owners have rights to substantially all the economic outputs and, in substance, settle the liabilities of the entity.

The classification can have a material impact on the consolidated financial statements. The Group’s share of assets, liabilities, revenue, expenses and cash flows of joint operations are included in the consolidated financial statements on a line-by-line basis, whereas the Group’s investment and share of results of joint ventures are shown within single line items in the consolidated statement of financial position and consolidated income statement respectively. See note 12 ‘Investments in associates and joint arrangements’ to the consolidated financial statements.

1. Basis of preparation (continued)

Finite lived intangible assets

Other intangible assets include amounts spent by the Group acquiring licences and spectrum, customer bases and the costs of purchasing and developing computer software.

Where intangible assets are acquired through business combinations and no active market for the assets exists, the fair value of these assets is determined by discounting estimated future net cash flows generated by the asset. Estimates relating to the future cash flows and discount rates used may have a material effect on the reported amounts of finite lived intangible assets.

Estimation of useful life

The useful life over which intangible assets are amortised depends on management’s estimate of the period over which economic benefit will be derived from the asset. Useful lives are periodically reviewed to ensure that they remain appropriate. Management’s estimates of useful life have a material impact on the amount of amortisation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of intangible assets in the year to 31 March 2024 if these estimates were revised. The basis for determining the useful life for the most significant categories of intangible assets are discussed below.

Customer bases

The estimated useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life and an increase in the amortisation charge.

Capitalised software

For computer software, the estimated useful life is based on management’s view, considering historical experience with similar products as well as anticipation of future events which may impact their life such as changes in technology. The useful life will not exceed the duration of a licence.

Property, plant and equipment

Property, plant and equipment represents 24.4% of the Group’s total assets (2022: 26.5)%. Estimates and assumptions made may have a material impact on their carrying value and related depreciation charge. See note 11 ‘Property, plant and equipment’ to the consolidated financial statements for further details.

Estimation of useful life

The depreciation charge for an asset is derived using estimates of its expected useful life and expected residual value, which are reviewed annually. Management’s estimates of useful life have a material impact on the amount of depreciation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of property, plant and equipment in the year to 31 March 2024 if these estimates were revised.

Management determines the useful lives and residual values for assets when they are acquired, based on experience with similar assets and taking into account other relevant factors such as any expected changes in technology.

See additional commentary relating to climate change, below.

Post employment benefits

Management uses estimates when determining the Group’s liabilities and expenses arising for defined benefit pension schemes. Management is required to estimate the future rates of inflation, salary increases, discount rates and longevity of members, each of which may have a material impact on the defined benefit obligations that are recorded. Further details, including a sensitivity analysis, are included in note 25 ‘Post employment benefits’ to the consolidated financial statements.

Contingent liabilities

The Group exercises judgement to determine whether to recognise provisions and the exposures to contingent liabilities related to pending litigations or other outstanding claims subject to negotiated settlement, mediation, arbitration or government regulation, as well as other contingent liabilities (see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements). Judgement is necessary to assess the likelihood that a pending claim will succeed, or a liability will arise.

1. Basis of preparation (continued)

Impairment reviews

IFRS requires management to perform impairment tests annually for indefinite lived assets, and for finite lived assets and for equity accounted investments if events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Management is required to make significant judgments concerning the identification of impairment indicators, the determination of fair values for assets and whether the carrying value of assets can be supported by the net present value of future cash flows that they are expected to generate.

The Group performs an annual impairment test which focuses on determining a recoverable amount for its assets based on value in use, rather than fair value less costs of disposal due to a lack of observable market data on fair values for equivalent assets.

Calculating the net present value of the future cash flows requires estimates to be made in respect of highly uncertain matters including management’s expectations of:

–	Growth in adjusted EBITDAaL, (see note 2 ‘Revenue disaggregation and segmental analysis’ for a reconciliation to the consolidated income statement);
–	Timing and amount of future capital expenditure, licence and spectrum payments;
–	Long-term growth rates; and
–	Appropriate discount rates to reflect the risks involved.

Changing the assumptions selected by management, in particular projected adjusted EBITDAaL, long-term growth rate and discount rate assumptions, could significantly affect the Group’s impairment evaluation and hence reported assets and profits or losses. Further details, including a sensitivity analysis, are included in note 4 ‘Impairment losses’ to the consolidated financial statements.

Where the Group has interests in listed entities, market data, such as share price, is used to assess the fair value of those interests. If the market capitalisation indicates that their carrying amounts may not be recoverable, possible adjustments to the share price are reviewed and, where information is available, a value in use calculation is performed to support a conclusion on impairment.

For operations that are classified as held for sale, management is required to determine whether the carrying value of the discontinued operation can be supported by the fair value less costs of disposal. Where not observable in a quoted market, management has determined fair value less costs to sell by reference to the outcomes from the application of a number of potential valuation techniques, determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

For a number of reasons, transaction values agreed as part of any business acquisition or disposal may be higher than the assessed value in use.

See additional commentary relating to climate change, below.

Held for sale accounting

When the value of a non-current asset or a group of assets in a disposal group will be primarily recovered through a sale transaction and there is an active plan for the disposal such that it is highly probable that the disposal will be completed within 12 months (subject to certain matters outside of the Group’s control) then the related assets will be classified as held for sale or as a discontinued operation.

Judgement is applied by management in determining if assets meet the requirements to be classified as held for sale or as discontinued operations. Further detail is provided in note 7 ‘Discontinued operations and assets held for sale’.

1. Basis of preparation (continued)

Climate change

The potential climate change-related risks and opportunities to which the Group is exposed, as identified by management, are disclosed in the Group’s TCFD disclosures on pages 58 and 59. Management has assessed the potential financial impacts relating to the identified risks, primarily considering the useful lives of, and retirement obligations for, property, plant and equipment, the possibility of impairment of goodwill and other long-lived assets and the recoverability of the Group’s deferred tax assets. Management has exercised judgement in concluding that there are no further material financial impacts of the Group’s climate-related risks and opportunities on the consolidated financial statements. These judgements will be kept under review by management as the future impacts of climate change depend on environmental, regulatory and other factors outside of the Group’s control which are not all currently known.

Significant accounting policies applied in the current reporting period that relate to the financial statements as a whole

Accounting convention

The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value and for the application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ for the Group’s entities reporting in Turkish lira (see below).

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 ‘Related undertakings’ to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 ‘Investments in associates and joint arrangements’ to the consolidated financial statements).

Basis of preparation changes adopted on 1 April 2022 - Hyperinflation

As anticipated in the Annual Report for the year ended 31 March 2022, Turkey met the requirements to be designated as a hyperinflationary economy under IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ in the quarter ended 30 June 2022. In addition, Ethiopia where the Group’s associate, Safaricom, has operations has also become a hyperinflationary economy in the year. The Group has therefore applied hyperinflationary accounting, as specified in IAS 29, at its Turkish operations whose functional currency is the Turkish lira and to Safaricom’s operations in Ethiopia where the Ethiopian birr is the functional currency for the reporting period commencing 1 April 2022. This resulted in an opening balance adjustment of €565 million to consolidated equity.

In accordance with IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’, comparative amounts have not been restated.

Turkish lira and Ethiopian birr results and non-monetary asset and liability balances for the current financial year ended 31 March 2023 have been revalued to their present value equivalent local currency amount as at 31 March 2023, based on an inflation index, before translation to euros at the reporting date exchange rate of €1: 20.85 TRL and €1:58.59 ETB, respectively.

For the Group’s operations in Turkey:

–	The gain or loss on net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other income.
–	The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.
–	The Group has presented the IAS 29 opening balance adjustment to net assets within currency reserves in equity. Subsequent IAS 29 equity restatement effects and the impact of currency movements are presented within other comprehensive income because such amounts are judged to meet the definition of ‘exchange differences’.

For Safaricom’s operations in Ethiopia, the impacts of IAS 29 accounting are reflected as an increase to Investments in associates and joint ventures and an increase to Equity.

The inflation index in Turkey selected to reflect the change in purchasing power was the consumer price index (CPI) issued by the Turkish Statistical Institute which has risen by 50.5% during the current financial year ended 31 March 2023.The inflation index selected in Ethiopia is the CPI issued by the Ethiopian Statistics Service which rose 31.3% in the year ended 31 March 2023.

1. Basis of preparation (continued)

The main impacts of the aforementioned adjustments on the consolidated financial statements are shown below.

Year ended 31 March 2023
Increase/(decrease)
€m
Revenue	85
Operating profit	(87)
Profit for the financial year	(123)
Non-current assets	814
Equity attributable to owners of the parent	777
Non-controlling interests	37

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

With the exception of the Group’s Turkish lira operations, which are subject to hyperinflation accounting (see above), transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.

Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange gain recognised in the consolidated income statement for the year ended 31 March 2023 is €111 million (31 March 2022: €309 million loss; 2021: €13 million loss). The net gains and net losses are recorded within operating profit (2023: €247 million credit; 2022: €24 million charge; 2021: €3 million credit), financing costs (2023: €135 million charge; 2022: €284 million charge; 2021 €23 million charge) and income tax expense (2023: €1 million charge; 2022: €1 million charge; 2021: €7 million credit). The foreign exchange gains and losses included within other income arise on the disposal of subsidiaries, interests in joint ventures, associates and investments from the recycling of foreign exchange gains and losses previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

1. Basis of preparation (continued)

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted on or after 1 April 2022

The Group adopted the following new accounting policies on 1 April 2022 to comply with amendments to IFRS. The accounting pronouncements, none of which had a material impact on the Group’s financial reporting on adoption, are:

–	Annual Improvements to IFRS Standards 2018-2020;
–	Amendments to IAS 16 ‘Property, Plant and Equipment: Proceeds before Intended Use’;
–	Amendments to IAS 37 ‘Onerous Contracts - Cost of Fulfilling a Contract’; and
–	Amendments to IFRS 3 ‘Reference to the Conceptual Framework’.

New accounting pronouncements to be adopted on or after 1 April 2023

The following new standards and narrow-scope amendments have been issued by the IASB and are effective for annual reporting periods beginning on or after 1 January 2023:

–	IFRS 17 ‘Insurance Contracts’;
–	Amendments to IAS 1 ‘Disclosure of Accounting Policies’;
–	Amendment to IAS 8 ‘Definition of Accounting Estimates’; and
–	Amendment to IAS 12 ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction’.

These amendments have been endorsed by the UK Endorsement Board. The Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2023. The amendments to IAS 1, IAS 8 and IAS 12 are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated statement of cash flows. The impact of the adoption of IFRS 17 is addressed below.

IFRS 17 ‘Insurance Contracts’

IFRS 17 sets out revised principles for the recognition, measurement, presentation and disclosure of insurance contracts. The Group issues certain short and long-term insurance contracts including device insurance and the reinsurance of a third-party annuity policy issued to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The adoption of IFRS 17 will result in insurance and reinsurance liabilities being reclassified into a separate line item from Trade and other payables and Provisions. The total reclassifications as at 1 April 2023 and for comparative periods are estimated to range from €400 million to €650 million, the largest element relating to the reinsurance of the third-party annuity policy (see Note 15 ‘Trade and other payables’ and Note 25 ‘Post employment benefits’). Prior periods will be re-presented on adoption of IFRS 17; no material adjustments are expected to equity or to the Group’s Consolidated Income Statement on adoption.

The Group will issue further details on the impact of adopting IFRS 17 as part of the Interim Financial Statements for the six months ending 30 September 2023.

New accounting pronouncements to be adopted on or after 1 April 2024

The following amendments have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2024; they have not yet been endorsed by the UK Endorsement Board.

–	Amendments to IAS 1 ‘Classification of Liabilities as Current or Non-Current’; Amendments to IAS 1 ‘Non-current Liabilities and Covenants’; and
–	Amendments to IFRS 16 ‘Lease Liability in a Sale and Leaseback’.

The Group is assessing the impact of these new standards and the Group’s financial reporting will be presented in accordance with these standards from 1 April 2024 as applicable.